Share Capital - Schedule of Common Shares Issued (Parenthetical) (Detail) - shares	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Restricted common shares	0	0	60,532